Transactions with related parties and affiliated entities - Summary of outstanding balances between related parties (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Instruments at fair value through profit or loss
Financial assets at fair value through profit or loss	S/ 1,919,768	S/ 1,714,641
Investments at fair value through other comprehensive income
Loans, net	49,229,448	46,520,382
Liabilities
Deposits and obligations	53,768,028	49,188,234
Off-balance sheet accounts
Indirect loans	5,068,694	4,743,480
Related parties [member]
Instruments at fair value through profit or loss
Financial assets at fair value through profit or loss	819	1,165
Investments at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	72,906	64,229
Loans, net	1,805,083	1,686,288
Other assets	11,454	21,260
Liabilities
Deposits and obligations	1,084,713	1,066,505
Other liabilities	224,391	225,034
Off-balance sheet accounts
Indirect loans	59,399	76,652
UTP [Member]
Investments at fair value through other comprehensive income
Trade receivables	S/ 87,889	S/ 87,902